Organization and Principal Activities (Details) - Schedule of loss per share before and after the retrospective adjustments	12 Months Ended
Dec. 31, 2019 $ / shares
Before adjustment [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
-Basic	$ (0.69)
-Diluted	(0.69)
After adjustment [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
-Basic	(136.02)
-Diluted	$ (136.02)